Investment in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 4,112,628	₩ 3,498,076	₩ 3,642,384
Total comprehensive income	3,494,839	3,324,232	4,208,294
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	1,875,675	1,718,407	1,480,030
Net income	1,413,956	1,274,443	1,129,173
Total comprehensive income	1,413,675	1,274,892	1,127,202
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	23,540,347	25,049,392	23,145,476
Net income	2,494,894	2,078,232	2,329,268
Total comprehensive income	2,396,829	1,911,575	2,527,665
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	4,359,627	4,091,178	3,892,257
Net income	676,297	606,554	509,032
Total comprehensive income	710,090	599,451	486,114
Shinhan Investment Corp.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	7,592,350	9,290,965	6,139,926
Net income	320,662	154,531	220,764
Total comprehensive income	366,000	147,210	225,963
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	7,079,569	5,405,933	5,413,175
Net income	174,811	177,834	123,870
Total comprehensive income	(162,161)	227,596	326,783
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	2,112,353	4,456,340	4,662,085
Net income	216,826	279,282	271,455
Total comprehensive income	(96,157)	132,425	433,510
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	783,890	626,455	455,246
Net income	274,855	160,583	126,050
Total comprehensive income	275,760	162,134	123,032
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	204,543	214,615	239,732
Net income	18,446	17,521	27,934
Total comprehensive income	11,739	16,557	30,519
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	42,417	42,658	38,648
Net income	1,936	1,493	507
Total comprehensive income	2,079	1,650	658
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	28,010	17,219	32,401
Net income	9,163	3,433	2,144
Total comprehensive income	9,163	3,433	2,144
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	107,598	88,870	84,256
Net income	32,152	26,663	23,090
Total comprehensive income	32,066	26,663	22,655
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	0	70	154
Net income	(7)	5	82
Total comprehensive income	(7)	5	82
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	244,445	164,327	138,697
Net income	4,100	1,862	2,074
Total comprehensive income	5,653	2,845	1,292
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	163,643	123,590	116,849
Net income	30,310	26,953	23,122
Total comprehensive income	30,037	26,888	22,972
Asia Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	144,971	102,816	54,920
Net income	76,455	45,791	18,098
Total comprehensive income	76,604	45,765	18,128
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	53,005	58,599	51,823
Net income	9,816	13,020	10,821
Total comprehensive income	9,816	12,954	10,821
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	16,440	12,176	7,342
Net income	8,481	3,764	7,414
Total comprehensive income	8,469	3,764	7,411
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	12,106	10,246	3,088
Net income	478	304	(654)
Total comprehensive income	455	284	(654)
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	32,134	3,500	0
Net income	15,929	(1,146)	0
Total comprehensive income	₩ 15,750	₩ (1,015)	₩ 0